Note 19 - Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Operations [Member]	Dec. 31, 2013 Total Assets [Member]
Note 19 - Segment Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
	(Successor)	(Predecessor)	(Successor)	(Predecessor)

Net Sales:
Performance Materials	$147,129	$145,274	$290,240	$284,098
Graphic Solutions	42,003	44,718	82,618	88,026
Consolidated net sales	189,132	189,992	372,858	372,124

Operating profit (loss):
Performance Materials	16,641	27,115	25,480	48,563
Graphic Solutions	(11,035)	9,517	(15,882)	17,845
Consolidated operating profit	$5,606	$36,632	$9,598	$66,408

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales:
Performance Materials	$92,671	$481,823	$559,520	$568,578
Graphic Solutions	25,568	145,889	171,700	160,195
Consolidated net sales	118,239	627,712	731,220	728,773

Depreciation and amortization:
Performance Materials	9,698	26,520	33,965	37,827
Graphic Solutions	3,080	6,315	8,228	8,918
Consolidated depreciation and amortization	12,778	32,835	42,193	46,745

Operating (loss) profit:
Performance Materials	(109,043)	73,588	82,101	30,331
Graphic Solutions	(86,589)	18,161	32,996	25,617
Consolidated operating (loss) profit	$(195,632)	$91,749	$115,097	$55,948
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales*:
United States	$31,506	$176,390	$205,567	$187,480

Foreign Net Sales:
United Kingdom	17,756	93,395	115,160	113,129
China	13,524	64,179	66,294	72,763
Other countries	55,453	293,748	344,199	355,401
Total Foreign Net Sales	86,733	451,322	525,653	541,293
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Performance Materials
Industrial Group	$67,807	$353,397	$411,091	$409,251
Electronics Group	24,864	128,426	148,429	159,327
	92,671	481,823	559,520	568,578

Graphic Solutions	25,568	145,889	171,700	160,195
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Performance Materials	$1,297,489	$665,354
Graphic Solutions	787,513	421,402
Corporate/ Unallocated	175,152	147,161
Total consolidated assets	$2,260,154	$1,233,917
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Long lived assets, net (1):
United States	$56,501	$39,818

Foreign countries
United Kingdom	30,037	21,463
Italy	13,819	14,266
China	17,428	8,766
Other countries	18,381	16,078
	79,665	60,573
Total long lived assets, net	$136,166	$100,391